Note 5 - Other Operating Income and Expenses - Components of Other Operating Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income:
Net income from other sales	$ 8,651	$ 3,604	$ 4,395
Net rents	5,089	4,909	4,325
Other	8,025	6,546	1,796
Recovery on allowance for doubtful receivables	1,239
Other income	23,004	15,059	10,516
Other operating expenses:
Contributions to welfare projects and non-profits organizations	11,199	11,379	9,158
Loss on fixed assets and material supplies disposed / scrapped			118
Allowance for doubtful receivables		1,179	84
Other expense including discontinued operations	11,199	12,558	9,360
From discontinued operations			(1)
Other expense	$ 11,199	$ 12,558	$ 9,359